INVENTORIES - Allowance for adjustment to net realizable value of inventories (Details) - Inventories - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Allowance for adjustment to net realizable value of inventories
Balance, beginning of year	R$ (3,375)	R$ (6,119)	R$ (39,308)
Provision for the year	(56,441)	(6,331)	(6,562)
Reversal of adjustments to net realizable value	12,598	9,143	47,259
Exchange rate variation	(279)	(68)	(7,508)
Balance, end of year	R$ (47,497)	R$ (3,375)	R$ (6,119)